Principal Accounting Policies	6 Months Ended
Jun. 30, 2026
Disclosure of Summary of Significant Accounting Policies [Abstract]
Principal Accounting Policies
3.
PRINCIPAL ACCOUNTING POLICIES

The unaudited condensed consolidated interim financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair values.

Other than additional accounting policies resulting from application of amendments to IFRSs, the accounting policies and methods of computation used in the unaudited condensed consolidated interim financial statements for the six months ended June 30, 2025 and 2026 are the same as those presented in the Group’s annual financial statements for the year ended December 31, 2025.

Application of amendments to IFRSs

There were no new or amended IFRSs that became effective for the first time and were applicable to the Group for the six months ended June 30, 2026. The amendments listed below were already adopted by the Group in a prior period, as reflected in the Group’s annual financial statements for the year ended December 31, 2025, and are shown here for reference only:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 21	The Effects of Changes in Foreign Exchange Rates
IFRIC agenda decision	Guarantees Issued on Obligations of Other Entities

The application of the amendments to IFRSs in the current interim period has had no material impact on the Group’s financial position and performance for the current and prior periods and/or on the disclosures set out in these unaudited condensed consolidated interim financial statements.

New standards, amendments and interpretations not yet adopted by the Group

Certain standards, amendments and interpretations have been published through the June 30, 2026 reporting period and have not been early adopted by the Group. These are as follows:

•
IFRS 18, Presentation and Disclosure in Financial Statements;
•
IFRS 19, Subsidiaries without Public Accountability; and
•
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency.

The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective, and does not expect them to have a material impact on its financial statements.